August 9, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Charlotte Funds (the Trust)
File No. 333-177613

Commissioners:

Enclosed is the 18th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A (“Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of
1933. The purpose of this Amendment is to offer a new series of the Trust, Vanguard Global Credit
Bond Fund.
Pursuant to the requirements of Rule 485(a)(2), we request that Amendment become effective 95 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments.

Please contact me at (484) 618-9535 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Laura A. Bautista
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission